UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21044

UM Investment Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust

Schedule of Portfolio Investments as of September 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Undiscovered Managers Multi-Strategy Fund
Schedule of Portfolio Investments
As of September 30, 2008 (Unaudited)

Liquidity	Security Description	Value ($)

Long-Term Investments — 95.0%

Investment Vehicles — 95.0% (f) (i)

Dedicated Short Bias - Short Equity — 20.2%
Monthly	Arcas Fund II, LP	4,400,075
Quarterly	Contra Strategic Short Fund, LP *	2,771,648
Quarterly	Dialectic Antithesis Partners, LP	7,405,595
Quarterly	Kingsford Capital Partners, LP	6,972,478
Monthly	SC Opportunity Fund, LP *	8,083,977
Quarterly	Senium Fund, LP	3,541,065
Annually	Standard Pacific Asymmetric Opportunities Fund, LP *	7,949,705
		41,124,543

Event Driven - Distressed — 6.6%
Annually	Contrarian Capital Fund I, LP *	3,835,640
Quarterly	Mast Credit Opportunities I, LP	9,492,807
		13,328,447

Event Driven - Multi Strategy — 1.8%
Quarterly	Canyon Value Realization Fund (Cayman), Ltd. *	3,755,645

Long/Short - Europe — 1.8%
Monthly	Concentric European Fund, Ltd.	3,673,760

Long/Short Equity - General — 35.5%
Monthly	Alphagen Rhocas Fund	6,040,930
Monthly	Asian Era Sub Fund *	4,175,347
Quarterly	Atlas Advantage Fund, LP *	6,299,755
Quarterly	Bonanza Partners, LP	4,076,009
Quarterly	Coeus Capital, LP *	6,748,077
Quarterly	Defiance Asset Management Fund, LP *	4,585,228
Quarterly	Enso Global Equities Levered Partnership, LP *	3,562,734
Quarterly	Enso Global Equities Partnership, LP, Class A	1,885,196
Monthly	Epic Canadian Long Short Fund LP*	5,099,744
Annually	Lafayette Street Fund, LP *	7,362,474
Quarterly	NE Asia Value Onshore Partners, LP	4,825,430
Quarterly	SC Fundamental Value Fund, LP	34,229
Monthly	Sprott Capital, LP *	5,376,363
Quarterly	Steelhead Navigator Fund, LP*	12,315,315
		72,386,831

Long/Short Equity - Sector — 29.1%
Monthly	ARIA Select Consumer Fund *	7,510,680
Quarterly	BP Capital Energy Equity Fund, LP *	6,448,871
Quarterly	Brick Capital Partners	1,112,073
Quarterly	Connective Capital I (QP), LP *	6,987,762
Quarterly	CRM Windridge Partners, LP	7,757,510
Monthly	Ecofin Global Utilities Hedge Fund, LP *	8,018,528
Quarterly	Longbow Infrastructure, LP *	4,615,173
Quarterly	MPM BioEquities Fund, LP	534,428
Monthly	Oceanic Hedge Fund	7,371,280
Quarterly	Shannon River Partners Fund *	1,988,178
Quarterly	Vardon Focus Fund, LP *	6,970,895

59,315,378
Total Long-Term Investments
	(Cost $161,765,188)	193,584,604
Shares

Short-Term Investment — 4.9%

Investment Company — 4.9%
10,053,467	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $10,053,467)	10,053,467

Total Investments — 99.9%
(Cost $171,818,655)	203,638,071

Other Assets in Excess of Liabilities — 0.1%	223,538

NET ASSETS — 100.0%	$203,861,609

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(f) Fair Valued Investment.

(i) Security has been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

* All or a portion of this investment is subject to a lockup provision ranging up to 1 year.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,818,996
Aggregate gross unrealized depreciation	(18,999,580)
Net unrealized appreciation/depreciation	$31,819,416

Federal income tax cost of investments	$171,818,655

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Undiscovered Managers Multi-Strategy Fund
Level 1	$ 10,053,467	$ -
Level 2	-	-
Level 3	193,584,604	-
Total	$ 203,638,071	$ -

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Undiscovered Managers Multi-Strategy Fund
Balance as of 06/30/08	$ 236,242,690	$ -
Realized gain (loss)	(357,548)	-
Change in unrealized appreciation (depreciation)	(30,658,087)	-
Net amortization/accretion	-	-
Net purchases (sales)	(11,642,451)	-
Net transfers in (out) of Level 3	-	-
Balance as of 09/30/08	$ 193,584,604	$ -

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

By:

/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

November 26, 2008